Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2018
Deferred Policy Acquisition and Sales Inducement Costs

10. Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Balance, beginning of year	$146,333	$137,358	$141,189
Acquisition costs deferred	19,577	24,522	16,939
Amortization charged to income	(16,299)	(16,992)	(16,127)
Effect of unrealized gains and losses	6,276	1,445	(4,643)

Balance, end of year	$155,887	$146,333	$137,358

DSI activity, which primarily relates to interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2018	2017	2016
Balance, beginning of year	$2,278	$2,265	$2,349
Sales inducements deferred	128	167	170
Amortization charged to income	(181)	(188)	(126)
Effect of unrealized gains and losses	166	34	(128)

Balance, end of year	$2,391	$2,278	$2,265